Statement Of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Consolidated Comprehensive Income
Net (loss)/income	$ (88,950)	$ 21,035	$ 30,175
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain on interest rate swaps	15,245	3,289	14,508
Amortization of deferred loss on dedesignated financial instruments	2,020	2,113	0
Total unrealized gains from hedging financial instruments	17,265	5,402	14,508
Unrealized gain on marketable securities	34	0	0
Other Comprehensive income	17,299	5,402	14,508
Comprehensive (loss)/income	(71,651)	26,437	44,683
Less: comprehensive income attributable to the noncontrolling interest	0	0	0
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ (71,651)	$ 26,437	$ 44,683